Duncan-Hurst
                                                     M U T U A L F U N D S
 ANNUAL REPORT
MARCH 31, 2003

                             AGGRESSIVE GROWTH FUND
                            INTERNATIONAL GROWTH FUND



                              WWW.DUNCAN-HURST.COM

                            Duncan-Hurst Mutual Funds

REPORT FROM THE FOUNDER AND CIO, BEAU DUNCAN
Dear Shareholder:

     Stocks rebounded in the fourth quarter of 2002 getting back some of the big losses from the prior quarter. With some evidence that the economy and earnings were stabilizing, valuations started to appear more attractive and bargain hunters pushed stocks higher. Despite the rally in the fourth quarter, the U.S. stock market dropped in 2002 for the third year in a row, the first time since 1939-1941. The first quarter 2003 began with a brief rally, but experienced a two-month decline as investors focused on continued geopolitical uncertainty and further indications of a weak, low-growth economy. In mid-March, the market rose as investors anticipated the impending conclusion of diplomatic efforts by the United States and its allies in resolving the conflict in Iraq. Business spending as a whole remains weak as most companies continue to keep cost structures tight. Consumer spending has held up relatively well. Energy prices and specifically, gasoline prices at the pump have crept up to very high levels throughout the quarter.

     Investors remain concerned about the quality of reported earnings, but the market appears to be shifting towards a resumption in capital spending. While our portfolios are diversified among several growth sectors today, we stand ready to shift the portfolios toward the groups that begin to show the relative strength and accelerating earnings growth that we demand. Because we expect greater relative growth from business spending than consumer spending once the economy starts to accelerate, we have gradually moved our portfolios toward those sectors leveraged to business spending, such as technology and business services/producer durables. As we see evidence that this shift in relative growth is occurring, we will continue to move the portfolios toward the highest growth sectors.

     The individual Fund's results, as well as a more detailed profile of each Fund, are presented in this annual report. For any additional information on our Funds, we invite you to visit our website at www.duncan-hurst.com or call 1-800-558-9105.

     Thank you for your investment in Duncan-Hurst Mutual Funds. We appreciate your continued commitment to the Funds. Sincerely,

   /s/ William H. "Beau" Duncan

William H. "Beau" Duncan, Jr. Chairman

Must be preceded or accompanied by a prospectus. Mutual fund investing involves risk. Principal loss is possible. Quasar Distributors, LLC, Distributor. 06/03

                      AGGRESSIVE GROWTH FUND MARKET REVIEW

The Duncan-Hurst Aggressive Growth Fund underperformed the Russell MidCap Growth Index over the last six months (-5.51% versus -9.15%).

The year of 2002 ended with another quarter of record volatility. During the quarter, the Russell Midcap Growth Index dropped 6%, rallied 24%, then faltered and closed up 9%. Volatility was driven by sentiment shifts to and from aggressive stocks. Low relative strength stocks rallied posting 100%+ gains early in the quarter on more promising economic news and better corporate health. Later in the quarter many of these gains were wiped out with the renewed concern over corporate spending, disappointing holiday sales data and rising unemployment. Additionally, the continued uncertainty regarding the then-potential war with Iraq and North Korea's nuclear-weapon capabilities put pressure on the market. This volatility combined with our concentration in high relative strength stocks led to our underperformance. The Aggressive Growth Fund was down 5.26% vs. the Russell MidCap Growth's return of 9.16% for the fourth quarter 2002.

The mid-cap growth universe was the best performing equity investment category for the first quarter of 2003, as measured by the Russell Indices. The Russell MidCap Growth Index posted a -0.02% return for the period. The mid-cap growth universe performed better than the small-cap growth universe due to better technology and medical services returns and the success of larger biotechnology/specialty pharmaceutical companies. The mid-cap growth universe performed better than the large-cap growth universe because of higher weight in medical devices and specialty pharmaceuticals vs. big pharmaceuticals, less consumer staples and financials. The Aggressive Growth Fund underperformed the Russell MidCap Growth Index by 0.24% in the first quarter, returning -0.26%.

The current environment continues to be a stock-picker's market and true to our process we are pursuing opportunities from a bottom-up perspective throughout many sectors. We are currently keeping a core position in health care focusing on medical devices and products benefiting from demographic and technology trends. We are adding to technology and biotechnology as we find companies that are displaying an ability to grow revenues and earnings and lightening up on companies whose growth rates are slowing, with the bulk of these appearing in consumer industries.

Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Sector allocations are subject to change and should not be considered a recommendation to buy or sell any security in that sector.

The Duncan-Hurst Aggressive Growth Fund invests in mid-capitalization companies, which tend to have limited liquidity and greater price volatility than larger-capitalization companies. The fund may also invest in foreign securities which may involve greater volatility and political, economic and currency risks and differences in accounting methods.

                       Duncan-Hurst Aggressive Growth Fund

                 Value of $10,000 vs Russell Midcap Growth Index


[LINE GRAPH]

   10/19/99            10,000.00
   10/31/99            11,647.88
   11/30/99            12,974.85
   12/31/99            17,580.23
    1/31/00            17,502.17
    2/29/00            24,171.73
    3/31/00            19,488.29
    4/30/00            15,411.97
    5/31/00            14,735.47
    6/30/00            15,672.16
    7/31/00            14,648.74
    8/31/00            16,227.23
    9/30/00            15,880.31
   10/31/00            13,590.63
   11/30/00             9,869.90
   12/31/00            10,467.14
    1/31/01             9,407.56
    2/28/01             7,833.03
    3/31/01             7,248.77
    4/30/01             7,644.88
    5/31/01             7,516.14
    6/30/01             7,308.19
    7/31/01             6,892.27
    8/31/01             6,248.60
    9/30/01             5,456.38
   10/31/01             5,495.99
   11/30/01             5,773.27
   12/31/01             5,812.88
    1/31/02             5,565.31
    2/28/02             4,753.29
    3/31/02             5,149.40
    4/30/02             5,030.57
    5/31/02             4,822.61
    6/30/02             4,466.11
    7/31/02             3,921.47
    8/31/02             4,050.20
    9/30/02             3,951.17
   10/31/02             3,911.56
   11/30/02             3,852.15
   12/31/02             3,743.22
    1/31/03             3,673.90
    2/28/03             3,673.90
    3/31/03             3,733.31



                              Average Annual Total
                               Return Period Ended
                                 March 31, 2003
                  1 Year............................-27.50%
                     Since Inception (10/19/99).... -24.85%

As of March 31, 2003, the Russell Midcap Growth Index returned -26.11% and -8.25% for the 1-year and since inception (10/19/99) periods, respectively.

Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Russell Midcap Growth Index measures the performance of the 800 smallest companies in the Russell 1000 Index. The Russell Midcap Growth Index is unmanaged and returns include reinvested dividends. One cannot invest directly in an index.

The returns shown do not reflect the deduction of taxes a shareholder would pay on the redemption of fundshares or fund distributions.

Duncan-Hurst Aggressive Growth Fund
SCHEDULE OF INVESTMENTS at March 31, 2003

Shares                                         Value   Shares                                           Value
         COMMON STOCKS: 98.1%                                  Financial Services: (continued)
         Apparel Manufacturing: 2.2%                      260  Moody's Corp.                      $    12,020
                                                                                                  ------------
 1,800   Coach, Inc.*                     $   68,994                                                   74,438
                                          -----------                                             ------------
         Banks: 1.7%                                           Glass Products: 0.5%
 1,380   Commerce Bancorp, Inc.               54,841      560  Gentex Corp.*                           14,246
                                          -----------                                             ------------

         Biotechnology: 5.4%                                   Grocery/Food Stores: 7.3%
 1,860   Affymetrix, Inc.*                    48,360    2,640  Dean Foods Co.*                        113,282
   300   American Pharmaceutical Partners,     5,745    2,120  Whole Foods Market, Inc.*              117,957
         Inc.*                                                                                    ------------
 2,200   Gilead Sciences, Inc.*               92,378                                                  231,239
   750   Idexx Laboratories, Inc.*            26,228                                              ------------
                                          -----------
                                             172,711           Health/Medical Sevices: 6.3%
                                          -----------   1,230  Covance, Inc.*                          28,438
         Casino/Hotels: 1.9%                            1,800  Coventry Health Care, Inc.*             59,220
 2,910   Station Casinos, Inc.*               61,430    1,420  First Health Group Corp.*               36,125
                                          -----------   2,610  Health Net, Inc.*                       69,870
         Casino Services: 0.9%                            300  Pharmaceutical Product Development,      8,055
                                                               Inc.*
                                                                                                  ------------
   350   International Game Technology*       28,665                                                  201,708
                                          -----------                                             ------------

         Computer Periferals: 6.6%                             Home Builders: 4.3%
 1,590   Lexmark International, Inc.*        106,451      430  KB Home                                 19,543
 1,590   Zebra Technologies Corp.*           102,396    2,170  Lennar Corp.                           116,204
                                          -----------                                             ------------
                                             208,847                                                  135,747
                                          -----------                                             ------------

         Data Processing: 1.1%                                 Home Furniture/Furnishing Stores: 0.9%
 1,550   Avocent Corp.*                       36,177    1,840  Pier 1 Imports, Inc.                    29,182
                                          -----------                                             ------------

         Dental Supplies/Equipment: 0.9%
   634   Patterson Dental Co.*                29,120           Household Audio and Video Equipment: 2.0%
                                          -----------
                                                        1,060  Harman International Industries,
                                                                        Inc.                           62,084
                                                                                                  ------------
         Educational Services: 7.7%
 1,710   Apollo Group, Inc.*                  85,329           Industrial/Commercial Machinery: 3.2%
   740   Career Education Corp.*              36,201    1,900  Varian Medical Systems, Inc.*          102,467
                                                                                                  ------------
 2,919   University of Phoenix Online*       124,495
                                          -----------
                                             246,025           Medical Products: 5.0%
                                          -----------
                                                        1,390  St. Jude Medical, Inc.*                 67,763
         Environmental Control: 0.3%                    1,890  Zimmer Holdings, Inc.*                  91,911
                                                                                                  ------------
   250   Stericycle, Inc.*                     9,398                                                  159,674
                                          -----------                                             ------------

         Financial Services: 2.3%                              Medical Services: 5.7%
 1,680   Ameritrade Holding Corp.*             8,333    2,200  Caremark Rx, Inc.*                      39,930
 1,530   Doral Financial Corp.                54,085   15,660  WebMD Corp.*                           141,253
                                                                                                  ------------
                                                                                                      181,183
                                                                                                  ------------

See accompanying Notes to Financial Statements.



                       Duncan-Hurst Aggressive Growth Fund

SCHEDULE OF INVESTMENTS at March 31, 2003 (Continued)

Shares                                            Value     Shares                                       Value
---------------------------------------------------------------------------------------------------------------

         Metal Cans: 1.3%                                           Theatrical Producers: 1.2%
   760   Ball Corp.                           $  42,332      1,180  Westwood One, Inc.*             $   36,863
                                                                                                    -----------

         Oil and Gas: 5.0%                                          Transportation: 1.1%
 1,010   ENSCO International, Inc.               25,765      1,830  Werner Enterprises, Inc.            35,246
                                                                                                    -----------
   830   Patterson-UTI Energy, Inc.*             26,859
   650   Pogo Producing Co.                      25,851             TOTAL COMMON STOCKS
 4,253   XTO Energy, Inc.                        80,807             (cost $2,984,325)                3,126,819
                                                                                                    -----------
                                              ----------
                                                159,282
                                              ----------
                                                          Principal
         Personal Services: 1.6%                          Amount
 1,080   Weight Watchers International, Inc.*    49,734   -----------------------------------------------------
                                              ----------            CONVERTIBLE BONDS: 0.2%

         Programming Services: 5.6%                        $12,500  MicroStrategy Inc.,
 2,180   Cognizant Technology Solutions Corp.*  146,823             7.50%, 6/24/2007                     7,500
 1,080   Mercury Interactive Corp.*              32,054                                             -----------
                                              ----------
                                                178,877             TOTAL CONVERTIBLE BONDS
                                              ----------            (cost $0)                            7,500
         Retail: 3.1%                                                                               -----------
 4,990   Chico's FAS, Inc.*                      99,800
                                              ----------            SHORT-TERM INVESTMENTS: 2.8%
                                                                    Money Market Investment: 2.8%
         Semiconductors: 2.7%                               88,274  UMB Money Market
   970   Cabot Microelectronics Corp.*           40,614             Fiduciary, 0.3572%,12/31/2031       88,274
 2,150   Integrated Circuit Systems, Inc.*       46,655                                             -----------
                                              ----------
                                                 87,269             TOTAL SHORT-TERM INVESTMENTS
                                              ----------            (cost $88,274)                      88,274
         Software: 3.7%                                                                             -----------
 5,930   BEA Systems, Inc.*                      60,427
    49   MicroStrategy, Inc.*                     1,181             TOTAL INVESTMENTS IN SECURITIES: 101.1%
   297   MicroStrategy, Inc.-Warrant*                18             (cost $3,072,599+)               3,222,593
 1,430   Symantec Corp.*                         56,027             Liabilities in excess of Other Assets:
                                              ----------            (1.1)%                             (36,715)
                                                117,653                                             -----------
                                              ----------            NET ASSETS: 100.0%              $3,185,878
                                                                                                    ===========
     Non-income producing security.
         Telecommunications: 6.6%
   340   Adtran, Inc.*                           12,209
 2,810   Foundry Networks, Inc.*                 22,592             *
 5,620   NetScreen Technologies, Inc.*           94,304
 6,160   Nextel Communications, Inc.*            82,482
                                              ----------          + At March 31, 2003, the basis of investments
                                                211,587             for federal income tax purposes was
                                              ----------            $3,122,371.


                                                                    Unrealized appreciation and
                                                                    depreciation

                                                                    were as follows:

                                                                    Gross unrealized appreciation   $ 158,903
                                                                    Gross unrealized depreciation    (58,681)
                                                                                                    ----------
See accompanying Notes to Financial Statements.                     Net unrealized appreciation     $ 100,222
                                                                                                    ==========





INTERNATIONAL GROWTH FUND MARKET REVIEW

The Duncan-Hurst International Growth Fund underperformed its broad market benchmark MSCI EAFE over the last six months (-5.47% versus -2.29%). The Fund underperformed in fourth quarter 2002, but outperformed in the first quarter of 2003. In the fourth quarter of 2002, the Duncan-Hurst International Growth Fund returned -1.56%, underperforming its benchmark which posted a 6.45% gain. The beginning of the quarter saw a significant reversal in equity prices where heavily depressed stocks bounced massively despite dismal fundamentals, in many cases. The portfolio's overweight positions in areas of visible growth and relative price strength failed to be rewarded during this short term rally. In general, anemic economic growth, market volatility and a massive asset valuation contraction in 2002 created a difficult environment for our style of investing.

For the first quarter of 2003, with a return of -3.97%, the portfolio outperformed its broad market benchmark return, MSCI EAFE, which had a return of -8.21%, as visible growth and strong relative price strength returned to favor. The quarter was difficult for equity investors overall, but our investment process helped us to identify selective areas of growth that allowed us to outperform. In general, stock selection was the most important factor in the first quarter as individual equity returns varied greatly even within sectors and styles. Growth outperformed value for the second quarter in a row.

The U.S. Dollar continued its decline versus other currencies. As of March 31, 2003, the Federal Reserve's Trade Weighted Dollar Index vs. major currencies had declined 13.35% from its peak in February 2002. This strengthening of foreign currencies has directly benefited the value of U.S. Dollar portfolios investing in those currencies as each unit of foreign currency became worth more U.S. Dollars. However, it has eroded earnings for those companies whose cost basis is in a foreign currency and sell in U.S. Dollars. Some industries that would be most negatively affected by this include export-oriented industries, pharmaceuticals and media.

We are cautiously optimistic going forward with issues of a slowing consumer, lack of corporate spending growth, high debt levels, political uncertainties and a mystery disease spreading across Asia. Fortunately, we are also seeing some positive signs such as the decline in oil prices and a significant U.S. tax cut in the works. These events combined should provide relief for consumers and businesses. The situation in Iraq also appears to be going in the right direction, which may accelerate some of the delayed capital spending and improve consumer sentiment. Lastly, three years of market declines have created more reasonable valuations.

Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Sector allocations are subject to change and should not be considered a recommendation to buy or sell any security in that sector.

The Duncan-Hurst International Fund invests in foreign securities which may involve greater volatility and political, economic and currency risks and differences in accounting methods.

                     Duncan-Hurst International Growth Fund
                       Value of $10,000 vs MSCI EAFE Index

[LINE GRAPH]


    6/30/99       1000.00
    7/31/99       1032.00
    8/31/99       1055.00
    9/30/99       1076.00
   10/31/99       1172.00
   11/30/99       1529.00
   12/31/99       1878.00
    1/31/00       1939.00
    2/29/00       2520.00
    3/31/00       2141.00
    4/30/00       1806.00
    5/31/00       1677.00
    6/30/00       1787.00
    7/31/00       1709.00
    8/31/00       1780.00
    9/30/00       1681.00
   10/31/00       1540.00
   11/30/00       1374.00
   12/31/00       1399.48
    1/31/01       1347.43
    2/28/01       1228.45
    3/31/01       1100.55
    4/30/01       1146.66
    5/31/01       1131.78
    6/30/01       1087.17
    7/31/01       1024.70
    8/31/01        989.01
    9/30/01        862.59
   10/31/01        901.26
   11/30/01        971.16
   12/31/01        980.09
    1/31/02        959.26
    2/28/02        944.39
    3/31/02       1003.88
    4/30/02        986.03
    5/31/02        997.93
    6/30/02        969.67
    7/31/02        853.67
    8/31/02        834.34
    9/30/02        761.46
   10/31/02        767.41
   11/30/02        792.69
   12/31/02        749.56
    1/31/03        736.18
    2/28/03        724.28
    3/31/03        719.82


                           Average Annual Total Return
                           Period Ended March 31, 2003
             1 Year................................... -28.19%
                   Since Inception (6/30/99)........... -8.39%

As of March 31, 2003, the Morgan Stanley Capital International Europe, Australasia, Far East Index ("MSCI EAFE Index") returned -23.23% and -11.38% for the 1-year and since inception (06/30/99) periods, respectively.

Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The MSCI EAFE Index is a broad market index of selected companies in 21 developed countries. The MSCI EAFE Index is unmanaged and returns include reinvested dividends. One cannot invest directly in an index.

The returns shown do not reflect the deduction of taxes a shareholder would pay on the redemption of fund shares or fund distributions.


Duncan-Hurst International Growth
SCHEDULE OF INVESTMENTS at March 31, 2003

 Shares                                    Value    Shares                                         Value
---------------------------------------------------------------------------------------------------------

          COMMON STOCKS: 96.8%                              India: 2.9%
          Australia: 1.6%                            1,870  Infosys Technologies Ltd.        $   114,724
 27,000   BHP Billiton Ltd.           $  151,414    24,882  Ranbaxy Labroratories Ltd.           360,789
 62,000   Origin Energy Ltd.             159,608    11,520  Satyam Computer Services Ltd.         95,386
                                      -----------                                            ------------
                                         311,022                                                 570,899
                                      -----------                                            ------------

          Belgium: 1.2%                                     Ireland: 2.3%
  8,250   Mobistar SA*                   234,338    11,150  Ryanair Holdings PLC*                462,390
                                      -----------                                            ------------

          Canada: 3.1%                                      Israel: 1.6%
 19,000   Kingsway Financial Services,               7,600  Teva Pharmaceutical
             Inc.*                       200,218              Industries, Ltd.                   316,540
  5,310   Methanex Corp.                  49,241                                             ------------
  5,700   Molson, Inc.                   130,477
  6,920   Precision Drilling Corp.*      230,920
                                      -----------           Italy: 2.5%
                                         610,856
                                      -----------  100,200  Banca Intesa SpA                     223,055

          China: 2.3%                               15,330  Banco Popolare di Verona
                                                              e Novara Scrl                      173,976
590,000   Anhui Conch Cement Co. Ltd.    249,631     8,250  Merloni Elettrodomestici SpA          92,637
155,000   Tong Ren Tang Technologies                                                         ------------
            Co. Ltd.                     209,661                                                 489,668
                                      -----------                                            ------------
                                         459,292
                                      -----------
                                                            Japan: 19.2%

          Finland: 1.4%                              9,000  Canon, Inc.                          314,219
 19,560   Nokia OYJ                      274,036     6,700  Credit Saison Co. Ltd.               115,547
                                      -----------    8,600  Denso Corp.                          125,613
                                                     1,400  Don Quixote Co. Ltd.                 117,355
          France: 6.8%
 27,960   Alcatel SA                     192,644     4,300  Fanuc Ltd.                           186,389
  1,910   Aventis SA                      83,849     5,700  Honda Motor Co., Ltd.                189,872
  5,050   France Telecom                 102,995     8,000  JFE Holdings Inc.                    101,198
  5,050   France Telecom-Rights*          19,838    29,000  JGC Corp.                            206,654
  6,390   Renault SA                     211,419    10,000  Kao Corp.                            201,974
  4,810   Sanofi-Synthelabo SA           242,022     4,500  Nitto Denko Corp.                    120,299
  7,770   Total Fina Elf SA              491,608       144  NTT DoCoMo Inc.                      268,376
                                      -----------    4,000  Seven-Eleven Japan Co. Ltd.          105,583
                                       1,344,375     8,100  Shimano Inc.                         111,684
                                      -----------
                                                     6,800  Sony Corp.                           240,850
          Germany: 5.7%
 11,640   Deutsche Boerse AG             446,090    45,000  Sumitomo Chemical Co. Ltd.           152,176
  2,500   Puma AG                        203,241     5,000  Takeda Chemical Industries Ltd.      186,794
  7,660   SAP AG                         145,234    29,000  Tsumura & Co.*                       226,219
  7,250   Stada Arzneimittel AG          340,190     4,220  USS Co. Ltd.                         207,833
                                      -----------       64  Yahoo Japan Corp.*                   526,227
                                       1,134,755     4,800  Yamada Denki Co. Ltd.                 90,673
                                      -----------                                            ------------
                                                                                               3,795,535
          Hong Kong: 2.2%                                                                    ------------
  8,050   CNOOC Ltd.                     214,613
532,000   Denway Motors Ltd.             219,976
                                      -----------
                                         434,589
                                      -----------


See accompanying Notes to Financial Statements.



Duncan-Hurst International Growth
SCHEDULE OF INVESTMENTS at March 31, 2003 (Continued)



         Shares                                    Value             Shares                                    Value
---------------------------------------------------------------------------------------------------------------------
         Mexico: 0.6%                                                Thailand: 2.0%
50,860   Wal-Mart de Mexico SA de CV          $  110,105  1,133,000  Land & House Public Co., Ltd.       $   198,146
                                              -----------
                                                            246,300  Thai Farmers Bank*                      201,014
                                                                                                         ------------
         Netherlands: 6.8%                                                                                   399,160
                                                                                                         ------------
18,600   Aegon NV                                140,430
25,300   ING Groep NV                            295,251             United Kingdom: 20.3%
19,150   Koninklijke Philips Electronics NV      298,549      5,770  AstraZeneca PLC                         197,969
                                                              7,830  BP PLC                                  302,160
55,880   Royal KPN NV*                           358,549     20,210  British Sky Broadcasting PLC*           200,151
 4,360   Unilever NV                             259,535     55,550  Centrica PLC                            126,669
                                              -----------
                                               1,352,314     23,150  Danka Business Systems PLC*              81,951
                                              -----------
                                                              5,620  Diageo PLC                              231,094
         Russia: 1.0%                                        47,700  Galen Holdings PLC                      306,514
 4,620   Mobile Telesystems*                     190,067      8,250  GlaxoSmithKline PLC                     290,317
                                              -----------
                                                              3,730  HSBC Holdings PLC                       190,678
         South Korea: 1.5%                                   10,180  Man Group PLC                           156,337
 4,430   LG Electronics Inc.                     141,610    578,700  mmO2 PLC*                               409,371
   650   Samsung Electronics Co., Ltd.           147,156     48,900  Prudential PLC                          238,471
                                              -----------
                                                 288,766     10,850  Reckitt Benckiser PLC                   177,860
                                              -----------
                                                              9,040  Royal Bank of Scotland Group PLC        203,636
                                                             35,290  Smith & Nephew PLC                      215,890
         Spain: 2.3%                                         38,150  Vodafone Group PLC                      695,093
                                                                                                         ------------
 2,820   Actividades de Construcciones y                                                                   4,024,161
                                                                                                         ------------
         Servicios SA                             99,519
56,500   Amadeus Global Travel Distribution SA   259,565             United States: 1.0%
 3,590   Grupo Ferrovial SA                       93,080      8,420  Central European Distribution Corp.*    190,460
                                              -----------                                                ------------
                                                 452,164
                                              -----------
                                                                     TOTAL COMMON STOCKS
                                                                     (cost $19,635,741)                   19,126,050
         Sweden: 0.9%                                                                                    ------------
 9,120   Autoliv, Inc.                           177,474
                                              ----------- Principal
                                                          Amount
         Switzerland: 7.1%                                -----------------------------------------------------------
 1,260   Centerpulse, Ltd.*                      269,454
 4,060   Nobel Biocare Holding AG                214,807             SHORT-TERM INVESTMENTS:
 5,700   Novartis AG                             211,242             Money Market Investment: 1.4%
 6,770   Swiss Reinsurance                       332,138   $270,345  UMB Money Market
 9,020   UBS AG                                  383,787             Fiduciary, 0.3572%,
                                              -----------            12/31/2031                              270,345
                                               1,411,428                                                 ------------
                                              -----------            TOTAL SHORT-TERM INVESTMENTS
                                                                     (cost $270,345)                         270,345
         Taiwan: 0.5%                                                                                    ------------
13,400   Taiwan Semiconductor Manufacturing
         Co. Ltd.*                                91,656



See accompanying Notes to Financial Statements.


Duncan-Hurst International Growth Fund
SCHEDULE OF INVESTMENTS at March 31, 2003 (Continued)


                                                  Value
--------------------------------------------------------
   TOTAL INVESTMENTS IN
   SECURITIES: 98.2%
   (cost $19,906,086+)                  $    19,396,395

   Other Assets in excess
   of Liabilities: 1.8%                         346,341

   NET ASSETS: 100.0%                   $    19,742,736

*    Non-income producing security.




+ At March 31, 2003, the basis of investments for federal income tax purposes was $20,155,912.

   Unrealized appreciation and depreciation were as follows:

   Gross unrealized appreciation        $       817,075
   Gross unrealized depreciation             (1,576,592)
   Net unrealized depreciation          $      (759,517)

See accompanying Notes to Financial Statements.


Duncan-Hurst International Growth Fund
SCHEDULE OF INVESTMENTS at March 31, 2003
                                                                      % of
Industry                                                              Net Assets
Airlines . . . . . . . . . . . . . . . . . . . . . . . . . . . . .. .      2.3%
Appliances . . . . . . . . . . . . . . . . . . . . . . . . . . . .. .      0.5
Applications Software . . . . . . . . . . . . . . . . . . . . . .  .       1.1
Athletic Footwear . . . . . . . . . . . . . . . . . . . . . . . .  .       1.0
Audio/Video Products . . . . . . . . . . . . . . . . . . . . . . .. .      1.2
Automobiles . . . . . . . . . . . . . . . . . . . . . . . . . . .  .       3.1
Auto Parts/Equipment . . . . . . . . . . . . . . . . . . . . . . .. .      1.5
Banks . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  .       5.9
Beverages . . . . . . . . . . . . . . . . . . . . . . . . . . . .  .       1.8
Bicycle Manufacturing . . . . . . . . . . . . . . . . . . . . . .  .       0.6
Building & Construction Products . . . . . . . . . . . . . . . . .. .      1.3
Building Heavy Construction . . . . . . . . . . . . . . . . . . .  .       1.0
Building-Residential . . . . . . . . . . . . . . . . . . . . . . .. .      1.0
Cable Television . . . . . . . . . . . . . . . . . . . . . . . . .. .      1.0
Chemicals . . . . . . . . . . . . . . . . . . . . . . . . . . . .  .       1.4
Commercial Banks . . . . . . . . . . . . . . . . . . . . . . . . .. .      1.0
Cosmetics & Toiletries . . . . . . . . . . . . . . . . . . . . . .. .      1.0
Distribution/Wholesale . . . . . . . . . . . . . . . . . . . . . .. .      1.0
Diversified Financial Services . . . . . . . . . . . . . . . . . .. .      2.3
Electric Products . . . . . . . . . . . . . . . . . . . . . . . .  .       1.5
Electronic Components . . . . . . . . . . . . . . . . . . . . . .  .       2.5
Engineering/Research & Development . . . . . . . . . . . . . . . ..        1.0
Enterprise Software/Services . . . . . . . . . . . . . . . . . . .. .      0.7
Finance-Services . . . . . . . . . . . . . . . . . . . . . . . . .. .      1.4
Groceries . . . . . . . . . . . . . . . . . . . . . . . . . . . .  .       1.3
Gas-Distribution . . . . . . . . . . . . . . . . . . . . . . . . .. .      0.6
Insurance . . . . . . . . . . . . . . . . . . . . . . . . . . . .  .       6.1
Medical Products . . . . . . . . . . . . . . . . . . . . . . . . .. .      3.5
Mining . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .. .      0.8
Office Supplies & Equipment . . . . . . . . . . . . . . . . . . .  .       2.0
Oil & Gas Drilling . . . . . . . . . . . . . . . . . . . . . . . .. .      1.2
Oil Comp-Exploration & Production . . . . . . . . . . . . . . . .  .       1.9
Oil Comp-Integrated . . . . . . . . . . . . . . . . . . . . . . .  .       2.5
Organic Chemicals . . . . . . . . . . . . . . . . . . . . . . . .  .       0.2
Petroleum Refining . . . . . . . . . . . . . . . . . . . . . . . .. .      1.5
Pharmaceuticals . . . . . . . . . . . . . . . . . . . . . . . . .  .      14.0
Retail . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .. .      3.2
Semiconductors . . . . . . . . . . . . . . . . . . . . . . . . . .. .      0.5
Soap & Cleaning Preparations . . . . . . . . . . . . . . . . . . .. .      0.9
Steel Products . . . . . . . . . . . . . . . . . . . . . . . . . .. .      0.5
Telecommunication Equipment . . . . . . . . . . . . . . . . . . .  .       2.4
Telecommunication Services . . . . . . . . . . . . . . . . . . . .. .      9.1
Telephone-Integrated . . . . . . . . . . . . . . . . . . . . . . .. .      2.4
Therapeutics . . . . . . . . . . . . . . . . . . . . . . . . . . .. .      1.1
Transportation . . . . . . . . . . . . . . . . . . . . . . . . . .. .      1.3
Web Portals . . . . . . . . . . . . . . . . . . . . . . . . . . .  .       2.7
Total Investments in Securities . . . . . . . . . . . . . . . . .  .      96.8
Short-Term Investments . . . . . . . . . . . . . . . . . . . . . .. .      1.4
Other Assets in excess of Liabilities . . . . . . . . . . . . . .  .       1.8
Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . .. .    100.0%

See accompanying Notes to Financial Statements.




Duncan-Hurst Mutual Funds
STATEMENTS OF ASSETS AND LIABILITIES at March 31, 2003

                                                Aggressive       International
                                                  Growth             Growth
                                                   Fund               Fund
ASSETS
Investments in securities, at cost . . . . ..$     3,072,599    $ 19,906,086
Investments in securities, at value . . . .  $     3,222,593    $ 19,396,395
Cash . . . . . . . . . . . . . . . . . . . .               -           1,956
.. . . . .
Receivables:
Dividends and interest . . . . . . . . . . .              73          76,767
Investment securities sold . . . . . . . . .          20,088         665,382
Fund shares sold . . . . . . . . . . . . . .             100               -
Prepaid Expenses . . . . . . . . . . . . . .           6,225           4,788
Total assets . . . . . . . . . . . . . . . .       3,249,079      20,145,288
LIABILITIES
Payables:
Due to Custodian . . . . . . . . . . . . . ..            132               -
Investment securities purchased . . . . . .           16,503         348,752
Advisory fees . . . . . . . . . . . . . . .              312           2,126
Administration fees . . . . . . . . . . . .            2,973           3,348
Transfer Agent fees . . . . . . . . . . . .            7,627           8,202
Fund Accounting fees . . . . . . . . . . . .           7,498           7,925
Accrued expenses . . . . . . . . . . . . . .          28,156          32,199
Total liabilities . . . . . . . . . . . . .           63,201         402,55
NET ASSETS . . . . . . . . . . . . . . . . . $     3,185,878$     19,742,736
COMPONENTS OF NET ASSETS
Paid-in capital . . . . . . . . . . . . . .  $    33,538,936$     47,976,574
Accumulated net realized loss on
investments and foreign
currency . . . . . . . . . . . . . . . . . .    (30,503,052)    (27,726,134)
Net unrealized appreciation
(depreciation) on investments
and foreign currency . . . . . . . . . . . ..        149,994       (507,704)
Net assets . . . . . . . . . . . . . . . . . $     3,185,878$     19,742,736
CALCULATION OF NET ASSET VALUE PER SHARE
Net assets applicable to shares
outstanding . . . . . . . . . . . . . . . .  $     3,185,878$     19,742,736
Shares outstanding . . . . . . . . . . . . .         845,706       4,080,861
Net asset value, offering and
redemption price per share . . . . . . . . . $          3.77$           4.84

See accompanying Notes to Financial Statements.



Duncan-Hurst Mutual Funds
STATEMENTS OF OPERATIONS
For the Year Ended March 31, 2003

                                                Aggressive    International
                                                  Growth          Growth
                                                   Fund            Fund

INVESTMENT INCOME
Income
Dividends (net of foreign taxes
withheld of $50 and $43,899,
respectively) . . . . . . . . . . . . . . .$          9,277        $ 298,513
Interest . . . . . . . . . . . . . . . . .            1,633            1,630
Other . . . . . . . . . . . . . . . . . . .               -            1,856
Total income . . . . . . . . . . . . . . .           10,910          301,999
Expenses
Advisory fees . . . . . . . . . . . . . . .          61,897          343,667
Fund accounting fees . . . . . . . . . . .           37,974           49,690
Administration fees . . . . . . . . . . . .          35,000           54,629
Transfer agent fees . . . . . . . . . . . .          33,378           56,719
Registration expense . . . . . . . . . . .           20,664           17,304
Custody fees . . . . . . . . . . . . . . .           18,776          108,683
Audit fees . . . . . . . . . . . . . . . .           15,500           15,032
.. . . .
Trustee fees . . . . . . . . . . . . . . .            6,928            8,079
.. . . .
Legal fees . . . . . . . . . . . . . . . .            5,257            4,248
.. . . . .
Distribution fees-R Class . . . . . . . . .           2,695            1,569
Miscellaneous expenses . . . . . . . . . .            1,051            5,028
Reports to shareholders . . . . . . . . . .           1,544           13,897
Total expenses . . . . . . . . . . . . . .          240,664          678,545
Less: fees waived and expenses
absorbed . . . . . . . . . . . . . . .            (161,299)        (269,781)
Net expenses . . . . . . . . . . . . . . .           79,365          408,764
Net investment loss . . . . . .                    (68,455)        (106,765)
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investments and
foreign currency . . . . . . . . . . . . .     $(1,705,342)     $(5,676,918)
Change in unrealized appreciation/
depreciation on investments and
foreign currency . . . . . . . . . . . . .        (774,330)      (3,704,098)
Net realized and unrealized loss on
investments and foreign currency . . . . .      (2,479,672)      (9,381,016)
Net decrease in net assets resulting
from operations . . . . . . . . . . . . . .    $(2,548,127)     $(9,487,781)

See accompanying Notes to Financial Statements.

Duncan-Hurst Mutual Funds
STATEMENTS OF CHANGES IN NET ASSETS

                                 Aggressive   Aggressive    International International
                                Growth Fund   Growth Fund    Growth Fund   Growth Fund
                                    Year         Year           Year           Year
                                   Ended         Ended          Ended         Ended
                                 March 31,     March 31,      March 31,     March 31,
                                    2003         2002           2003           2002

DECREASE IN NET ASSETS FROM:
OPERATIONS
Net investment loss . . . .      $(68,455)  $  (209,627)   $  (106,765)   $(168,696)
Net realized loss on
investments and
foreign currency . . . .       (1,705,342)   (8,401,666)    (5,676,918)  (9,359,488)
Change in unrealized
appreciation/
depreciation on
investments and
foreign currency . . . .         (774,330)    1,997,843     (3,704,098)   5,643,158
Net decrease in net
assets resulting
from operations . .            (2,548,127)   (6,613,450)    (9,487,781)  (3,885,026)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold
Class R . . . . . . . . . . .     101,499       782,278        843,992      607,240
Class I . . . . . . . . . . .   2,186,340     4,402,044        545,730   15,305,421
Cost of shares redeemed (1)
Class R . . . . . . . . . . .  (2,497,605)   (1,166,356)    (2,115,591)    (827,997)
Class I . . . . . . . . . . .  (7,596,275)   (5,295,363)    (4,696,704)  (5,729,265)
Net increase (decrease)
in net assets derived
from net change in
outstanding shares (a)         (7,806,041)   (1,277,397)    (5,422,573)   9,355,399
Total increase
(decrease) in net assets . .  (10,354,168)   (7,890,847)   (14,910,354)   5,470,373

See accompanying Notes to Financial Statements.




Duncan-Hurst Mutual Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

                                  Aggressive  Aggressive International International
                                 Growth Fund Growth Fund  Growth Fund   Growth Fund
                                     Year        Year         Year          Year
                                    Ended       Ended        Ended         Ended
                                  March 31,   March 31,    March 31,     March 31,
                                     2003        2002         2003          2002

NET ASSETS
Beginning of year . . . . . .   $13,540,046  $21,430,893  $34,653,090  $29,182,717
End of year         . . . . . . $ 3,185,878  $13,540,046  $19,742,736  $34,653,090
(a) A summary of capital share
transactions is as follows:
Class R Shares(2)
Shares sold         . . . . . .      23,852      119,482      128,081       91,819
Shares reinvested . . . . . .             -            -            -            -
Shares redeemed . . . . . .        (625,018)    (179,893)    (370,089)    (123,774)
Net decrease . . . . . . . . . .   (601,166)     (60,411)    (242,008)     (31,955)
Class I Shares
Shares sold         . . . . . .     525,210      680,984      105,973    2,106,370
Shares reinvested . . . . . .             -            -            -            -
Shares redeemed . . . . . .      (1,687,374)    (943,205)    (919,543)    (877,235)
Net increase (decrease) .        (1,162,164)    (262,221)    (813,570)   1,229,135


(1)  Net of redemption fees of: $655, $7, $20,922, and $2,024 respectively.
(2) As of September 30, 2002, the Class R shares of the Aggressive Growth Fund and Interna- tional Growth Fund were closed and exchanged to Class I shares. See accompanying Notes to Financial Statements.

Duncan-Hurst Mutual Funds
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period


                                         Aggressive  Aggressive  Aggressive   Aggressive
                                        Growth Fund Growth Fund Growth Fund  Growth Fund
                                            Year        Year        Year     October 19,
                                           Ended       Ended       Ended    1999+ through
                                         March 31,   March 31,   March 31,    March 31,
                                            2003        2002        2001         2000

Net asset value, beginning
        of period . . . . . . . . . . .   $5.20      $7.32       $22.46      $11.53
Income from investment operations:
        Net investment loss . . . .       (0.08)     (0.08)       (0.09)      (0.07)
        Net realized and
        unrealized gain (loss)
        on investments . . . . .          (1.35)     (2.04)      (13.55)      11.00
Total from investment
        operations . . . . . . . . . . .  (1.43)     (2.12)      (13.64)      10.93
Less distributions to shareholders:
        From net realized gains .          -          -           (1.50)       -
Paid in capital from
        redemption fees . . . . . . .      -          -            -           -
Net asset value, end of
        period . . . . . . . . . . . . .  $3.77      $5.20        $7.32      $22.46
Total return . . . . . . . . . . . . .   (27.50)%   (28.96)%     (62.80)%     94.80%**
Ratios/supplemental data:
        Net assets, end of
        period (millions) . . . .          $3.2      $10.4        $16.6       $25.3
Ratio of expenses to average net assets:
        Before fees waived and
        expenses absorbed . . .            3.89%      2.28%        1.88%       2.52%*
        After fees waived and
        expenses absorbed***               1.28%      1.23%        1.25%       1.25%*
Ratio of net investment loss
   to average net assets:
        Before fees waived and
        expenses absorbed . . .           (3.71)%    (2.09)%      (1.64)%     (2.30)%*
        After fees waived and
        expenses absorbed***              (1.10)%    (1.04)%      (1.01)%     (1.03)%*
Portfolio turnover rate . . . .          201.07%    294.07%      434.43%     239.99%**

*    Annualized.
**   Not annualized.
*** For the year ended March 31, 2003, 12b-1 fees from Class R which were exchanged to ratio includes Class I shares on September 30, 2002. Had those fees not been and net invest- included, the expense ment loss ratios would 1.23% and (1.36)%, have been respectively. + Commencement of operations. See accompanying Notes to Financial Statements.

Duncan-Hurst Mutual Funds
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period (Continued)


                                          International International International  International
                                           Growth Fund   Growth Fund   Growth Fund    Growth Fund
                                              Year          Year          Year      June 30, 1999+
                                              Ended         Ended         Ended         through
                                            March 31,     March 31,     March 31,      March 31,
                                              2003          2002          2001           2000

Net asset value, beginning
         of period . . . . . . . . . . . .     $6.74         $7.40        $21.38         $10.00
Income from investment operations:
         Net investment loss . . . .           (0.03)        (0.08)        (0.07)         (0.13)
         Net realized and
         unrealized gain (loss)
         on investments . . . . .              (1.88)        (0.58)        (9.42)         11.51
Total from investment
         operations . . . . . . . . . . .      (1.91)        (0.66)        (9.49)         11.38
Less distributions to shareholders:
         From net realized gains .              -             -            (4.49)          -
Paid in capital from
         redemption fees . . . . . . .          0.01          -             -              -
Net asset value, end of
         period . . . . . . . . . . . . .      $4.84         $6.74         $7.40         $21.38
Total return . . . . . . . . . . . . .        (28.19)%       (8.92)%      (48.60)%       113.80%**
Ratios/supplemental data:
         Net assets, end of
         period (millions) . . . .            $19.7         $33.0         $27.1          $39.0
Ratio of expenses to average net assets:
         Before fees waived and
         expenses absorbed . . .                2.47%         2.39%         2.47%          2.33%*
         After fees waived and
         expenses absorbed***                   1.49%         1.48%         1.48%          1.48%*
Ratio of net investment loss to average net assets:
         Before fees waived and
         expenses absorbed . . .               (1.37)%       (1.47)%       (1.69)%        (2.02)%*
         After fees waived and
         expenses absorbed***                  (0.39)%       (0.60)%       (0.70)%        (1.17)%*
Portfolio turnover rate . . . .               190.31%       259.28%       324.24%        161.42%**

*    Annualized.
**   Not annualized.
*** For the year ended March 31, 2003, ratio includes 12b-1 fees from Class R which were exchanged to Class I shares on September 30, 2002. Had those fees not been included, the expense and net investment - loss ratios would have been 1.48% and (1.38)%, respectively. + Commencement of operations.

See accompanying Notes to Financial Statements.


Duncan-Hurst Mutual Funds
NOTES TO FINANCIAL STATEMENTS at March 31, 2003

 NOTE 1 - ORGANIZATION

     Duncan-Hurst Aggressive Growth Fund and Duncan-Hurst International Growth Fund (the "Funds") are each a series of shares of beneficial interest of the Professionally Managed Portfolios (the "Trust") which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. Duncan-Hurst Aggressive Growth Fund Class R and Class I commenced operations on March 31, 1999 and October 19, 1999, respectively. The Aggressive Growth Fund Class R ceased operations on September 30, 2002. Duncan-Hurst International Growth Fund Class R and Class I commenced operations on June 30, 1999. The International Growth Fund Class R ceased operations on September 30, 2002. The investment objective of each Fund is long-term growth of capital.

 NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security Valuation. Securities traded on a national securities exchange or Nasdaq are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading; securities traded on an exchange or Nasdaq for which there have been no sales and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are stated at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which, when combined with accrued interest, approximates market value.

B. Foreign Currency. Foreign currency amounts, other than the cost of investments, are translated into U.S. dollar values based upon the spot exchange rate at the close of regular trading. The cost of investments is translated at the rates of exchange prevailing on the dates the portfolio securities were acquired. The Funds include foreign currency gains and losses from dividends receivable and other foreign currency denominated receivables and payables in realized and unrealized gain (loss) on investments and foreign currency.

The Funds do not isolate that portion of realized and unrealized gain (loss) on investments resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the market price of securities for financial reporting purposes. Fluctuations in foreign exchange rates on investments are thus included with net realized and unrealized gain (loss) on investments and foreign currency.

Duncan-Hurst Mutual Funds
NOTES TO FINANCIAL STATEMENTS at March 31, 2003 (Continued)

C. Federal Income Taxes. The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

     For the Duncan-Hurst Aggressive Growth Fund, at March 31, 2003, there is a capital loss carry forward of approximately $29,914,568, of which approximately $7,451,427 expires March 31, 2009, $19,100,168 expires March 31, 2010 and $3,362,973 expires March 31, 2011, available to offset future gains, if any.

     For the Duncan-Hurst International Growth Fund, at March 31, 2003, there is a capital loss carry forward of approximately $25,774,815, of which approximately $3,429,988 expires March 31, 2009, $17,019,238 expires March 31, 2010 and $5,325,589 expires March 31, 2011, available to offset future gains, if any.

     As of March 31, 2003 there were post-October capital loss deferrals of $538,712 and $1,701,496 for Duncan-Hurst Aggressive Growth Fund and Duncan-Hurst International Growth Fund, respectively, which will be recognized in the following tax year.

     As of March 31, 2003 there were post-October currency loss deferrals of $15,032 for Duncan-Hurst International, which will be recognized in the following tax year.

D. Security Transactions, Investment Income and Distributions. Security transactions are accounted for on the trade date. The cost of securities sold is determined on a specific identification basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

E. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


F. Reclassification of Capital Accounts. The Funds account and report for distributions to shareholders in accordance with the American Institute of Certified Public Accountant's Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital and Return of Capital Distributions by Investment Companies. For the year ended March 31, 2003, each Fund decreased paid-in capital and accumulated net realized loss on investments and foreign currency by the following amount due to each of the Funds' experiencing a net investment loss during the year and foreign currency reclassifications.

Duncan-Hurst Mutual Funds
NOTES TO FINANCIAL STATEMENTS at March 31, 2003 (Continued)



                                                                          Decrease
                                                                         Accumulated Net
                                            Decrease                     Realized Loss on
                                        Accumulated Net     Decrease     Investments and
                                        Investment Loss  Paid-In Capital Foreign Currency
                                        --------------- ---------------- ---------------

Duncan-Hurst Aggressive Growth Fund         $ 68,455      $ (68,455)     $     -
Duncan-Hurst International Growth Fund       106,765       (117,812)      11,047

 Net Assets were not affected by these reclassifications.


 NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

     Duncan-Hurst Capital Management Inc. (the "Adviser") provides the Funds with investment management services under an Investment Advisory Agreement. The Adviser furnishes all investment advice, office space, certain administrative services and most of the personnel needed by the Funds. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.00% for Duncan-Hurst Aggressive Growth Fund and 1.25% for Duncan-Hurst International Growth Fund based upon the average daily net assets of the Funds. For the year ended March 31, 2003, the advisory fees incurred were $61,897 and $343,667 for Duncan-Hurst Aggressive Growth Fund and Duncan-Hurst International Growth Fund, respectively.

     The Funds are responsible for their own operating expenses. The Adviser however has contractually agreed to limit the Funds' total expenses by reducing all or a portion of their fees and reimbursing the Funds for expenses, excluding interest and tax expense, so that their ratio of expenses to average net assets will not exceed the following:

Duncan-Hurst Aggressive Growth Fund                           1.23%
Duncan-Hurst International Growth Fund                        1.48%

     Any reduction in advisory fees or payment of expenses made by the Adviser is subject to reimbursement by the respective Fund if requested by the Adviser in subsequent fiscal years. Under the Expense Limitation Agreement, the Adviser may recoup reimbursements made in a Fund's first fiscal year in any of the five succeeding fiscal years, reimbursements made in a Fund's second fiscal year in any of the four succeeding fiscal years and any reimbursements in years subsequent to fiscal year two, over the subsequent three fiscal years after the reimbursements are made. Any such reimbursement is contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. The Funds must pay their current ordinary expenses before the Adviser is entitled to any reimbursement of fees and/or expenses.

NOTES TO FINANCIAL STATEMENTS at March 31, 2003 (Continued)

     For the year ended March 31, 2003, the Adviser waived fees and absorbed expenses as follows:

                                                   Fees              Expenses
                                                   Waived            Absorbed
                                                   ----------------------------
Duncan-Hurst Aggressive Growth Fund                 $61,897     $       99,402
Duncan-Hurst International Growth Fund              269,781                  -

     At March 31, 2003, the cumulative amounts subject to recoupment by the Adviser, all of which must be recouped no later than March 31, 2007, are as follows:

Duncan-Hurst Aggressive Growth Fund                           $711,800
Duncan-Hurst International Growth Fund                         583,811

     U.S. Bancorp Fund Services, LLC (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of Funds' expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee from each Fund at the following annual rates (subject to a minimum fee of $35,000 per Fund): Under $75 million 0.20% of average daily net assets $75 to $150 million 0.15% of average daily net assets $150 to $200 million 0.10% of average daily net assets Over $200 million 0.05% of average daily net assets UMB Bank, N.A. serves as custodian and USBFS serves as transfer agent and accounting services agent for the Funds.

     For the year ended March 31, 2003,  Duncan-Hurst Aggressive Growth Fund and
Duncan-Hurst   International   Growth  Fund,   incurred   $35,000  and  $54,629,
respectively, in administration fees.

     Quasar  Distributors,  LLC (the "Distributor") acts as the Funds' principal
underwriter  in  a  continuous  public  offering  of  the  Funds'  shares.   The
Distributor is an affiliate of the Administrator.

Duncan-Hurst Mutual Funds
NOTES TO FINANCIAL STATEMENTS at March 31, 2003 (Continued)

     Certain officers of the Trust are also officers and/or directors of the Administrator or Distributor.

 NOTE 4 - DISTRIBUTION PLAN

     The Funds have adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Funds will pay a fee to the Adviser, as Distribution Coordinator, at an annual rate of up to 0.25% of the average daily net assets of Class R shares of the Funds. The fee is paid to the Adviser as reimbursement for, or in anticipation of, expenses incurred for distribution-related activities. On September 30, 2002, Class R shares were exchanged to Class I shares. For the year ended March 31, 2003, Duncan-Hurst Aggressive Growth Fund and Duncan-Hurst International Growth Fund incurred fees of $2,695 and $1,569, respectively, pursuant to the Plan.

 NOTE 5 - PURCHASES AND SALES OF SECURITIES

     The cost of purchases, and the proceeds from the sales of securities, other than short-term investments, for the year ended March 31, 2003 are as follows:

                                                    Purchases             Sales
Duncan-Hurst Aggressive Growth Fund                $12,729,122       $21,126,355
Duncan-Hurst International Growth Fund              51,438,014        56,847,023

 NOTE 6 - TAX COMPONENTS OF CAPITAL

     As of March 31, 2003, there were no distributable earnings on a tax basis.

Duncan-Hurst Mutual Funds
REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders of
Duncan-Hurst Aggressive Growth Fund Duncan-Hurst International Growth Fund The Board of Trustees of Professionally Managed Portfolios

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Duncan-Hurst Aggressive Growth Fund and Duncan-Hurst International Growth Fund, each a series of shares of Professionally Managed Portfolios, as of March 31, 2003, and the related statements of operations for the year then ended, the statement of changes in net assets and financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation requests, we carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Duncan-Hurst Aggressive Growth Fund and Duncan-Hurst International Growth Fund as of March 31, 2003, the results of their operations, changes in their net assets and the financial highlights for the periods presented in conformity with accounting principles generally accepted in the United States of America.

                                                   /s/TAIT, WELLER & BAKER
Philadelphia, Pennsylvania May 2,
2003

Duncan-Hurst Mutual Funds
INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. Unless noted otherwise, each person has held the position listed for a minimum of five years. The SAI includes additional information about the Fund's officers and trustees and is available, without charge, upon request.

Independent Trustees


                                         Term of                                        # of Funds     Other
                            Position     Office and                                     in complex     Directorships
                            Held with    Length of        Principal Occupation          overseen       Held by
Name, Age and Address       the Trust    Time Served      During Past Five Years        by Trustee     Trustee
---------------------------------------------------------------------------------------------------------------------
Dorothy A. Berry            Chairman     Indefinite       Talon Industries (venture     17             Not
Born (1943)                 and          Term             capital & business                           Applicable
4455 E. Camelback Rd.,      Trustee      Since            consulting); formerly
Suite 261-E                              May 1991         Chief Operating Officer,
Phoenix, AZ 85018                                         Integrated Assets
                                                          Management (investment
                                                          advisor and manager)
                                                          and formerly
                                                          President, Value Line,
                                                          Inc., (investment
                                                          advisory & financial
                                                          publishing firm).

Wallace L. Cook             Trustee      Indefinite       Retired. Formerly Senior      17             Not
Born (1939)                              Term             Vice President, Rockefeller                  Applicable
4455 E. Camelback Rd.,                   Since            Trust Co.; Financial
Suite 261-E                              May 1991         Counselor, Rockefeller &
Phoenix, AZ 85018                                         Co.

Carl A. Froebel             Trustee      Indefinite       Private Investor. Formerly    17             Not
Born (1938)                              Term             Managing Director,                           Applicable
4455 E. Camelback Rd.,                   Since            Premier Solutions, Ltd.
Suite 261-E                              May 1991         Formerly President and
Phoenix, AZ 85018                                         Founder, National Investor
                                                          Data Services, Inc.
                                                          (investment related
                                                          computer software).

Rowley W.P. Redington       Trustee      Indefinite       President; Intertech          17             Not
Born (1944)                              Term             (consumer electronics and                    Applicable
4455 E. Camelback Rd.,                   Since            computer service and
Suite 261-E                              May 1991         marketing); formerly Vice
Phoenix, AZ 85018                                         President, PRS of New
                                                          Jersey, Inc. (management
                                                          consulting), and Chief
                                                          Executive Officer, Rowley
                                                          Associates (consultants).

Interested Trustees and Officers

                                         Term of                                        # of Funds     Other
                            Position     Office and                                     in complex     Directorships
                            Held with    Length of        Principal Occupation          overseen       Held by
Name, Age and Address       the Trust    Time Served      During Past Five Years        by Trustee     Trustee
--------------------------------------------------------------------------------------------------------------------
Steven J. Paggioli          President    Indefinite       Consultant, U.S. Bancorp      17             Trustee,
Born (1950)                 and          Term             Fund Services, LLC since                     Managers
915 Broadway                Trustee      Since            July, 2001; formerly                         Funds.
New York, NY 10010                       May 1991         Executive Vice President,
                                                          Investment Company
                                                          Administration, LLC
                                                          ("ICA") (mutual fund
                                                          administrator and the
                                                          Fund's former
                                                          administrator).

Robert M. Slotky            Treasurer    Indefinite       Vice President, U.S.         --              Not
Born (1947)                              Term             Bancorp Fund Services,                       Applicable
2020 E. Financial Way,                   Since            LLC since July, 2001;
Suite 100                                May 1991         formerly, Senior Vice
Glendora, CA 91741                                        President, ICA (May 1997-
                                                          July 2001); former instructor
                                                          of accounting at California
                                                          State University-Northridge
                                                          (1997);

Chad E. Fickett             Secretary    Indefinite       Compliance                   --              Not
Born (1973)                              Term             Administrator, U.S.                          Applicable
615 E. Michigan St.                      Since            Bancorp Fund Services,
Milwaukee, WI 53202                      March 2002       LLC since July, 2000

                                  Duncan-Hurst
                                  MUTUAL FUNDS

                      DUNCAN-HURST CAPITAL MANAGEMENT INC.
                AGGRESSIVE GROWTH FUND INTERNATIONAL GROWTH FUND

                       c/o U.S. Bancorp Fund Services, LLC
                        615 E. Michigan Street, 3rd Floor
                            Milwaukee, WI 53202-5207
                                       or
                           P.O. Box 701 Milwaukee, WI
                                   53201-0701

                      For more information: 1-800-558-9105